Related Party Transactions, Related Party Loans (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	May 09, 2023	Dec. 31, 2021
Related Party Loans [Abstract]
Promissory note - related party	$ 1,025,000	$ 0
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Maximum amount of convertible loans	$ 1,500,000	$ 1,500,000
Conversion price (in dollars per share)	$ 1	$ 1
Promissory note - related party		$ 0		$ 0
Promissory Note [Member]
Related Party Loans [Abstract]
Promissory note - related party	$ 1,025,000	$ 0
Promissory Note [Member] | Maximum [Member]
Related Party Loans [Abstract]
Principal amount	$ 1,500,000		$ 1,500,000
Sponsor [Member]
Related Party Loans [Abstract]
Principal amount			$ 487,500